INTERESTS IN ASSOCIATES AND OTHER INVESTMENTS - Summary of Movements in Associates, Joint Ventures and Other Investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movements in interests in associates and joint ventures
Beginning balance	£ 253	£ 287
Additions	3	0
Share of profits of associates	37	34
Dividends	(43)	(29)
Other movements	(1)	3
Exchange adjustments	(10)	(9)
Disposals	(3)	(10)
Impairment charges	(5)	(23)
Ending balance	231	253
Movements in interests in other investments
Beginning balance	398	333
Additions	9	24
Other movements	(8)	62
Exchange adjustments	(15)
Disposals	0	0
Revaluation of other investments through profit or loss	4	(14)
Revaluation of other investments through other comprehensive income	(54)	(7)
Ending balance	£ 334	£ 398